Fair Value - Summary (Detail) - Recurring - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value
Cash equivalents	$ 106,558	$ 110,537
Contingent consideration	8,231	3,957
Total	953,578	262,760
Blueapple
Fair Value
Redeemable non-controlling interest	702,146
eService
Fair Value
Redeemable non-controlling interest	136,643	148,266
Level 1
Fair Value
Cash equivalents	106,558	110,537
Total	106,558	110,537
Level 3
Fair Value
Contingent consideration	8,231	3,957
Total	847,020	152,223
Level 3 | Blueapple
Fair Value
Redeemable non-controlling interest	702,146
Level 3 | eService
Fair Value
Redeemable non-controlling interest	$ 136,643	148,266
Predecessor
Fair Value
Cash equivalents		110,537	$ 123,662
Contingent consideration		3,957	631
Redeemable non-controlling interest		148,266	100,530
Total		262,760	224,823
Predecessor | Level 1
Fair Value
Cash equivalents		110,537	123,662
Total		110,537	123,662
Predecessor | Level 3
Fair Value
Contingent consideration		3,957	631
Redeemable non-controlling interest		148,266	100,530
Total		$ 152,223	$ 101,161